Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (65,011)	$ (26,551)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,014	922
Noncash common stock purchase agreement costs	1,583	0
Inventory write-downs	1,203	72
Change in fair value of embedded derivative liability and warrant liabilities	(223)	(1,410)
Noncash gain on PPP loan forgiveness	(2,297)	0
Stock-based compensation	10,018	1,952
Amortization of debt issuance costs	725	97
Amortization of debt discount	752	830
Amortization of premiums on marketable securities, net of change in accrued interest	310	0
Other	287	68
Changes in operating assets and liabilities:
Accounts receivable, net	(4,066)	(13)
Inventories, net	(2,633)	(309)
Prepaid and other current assets	(3,655)	3,811
Other noncurrent assets	(1,483)	(193)
Accounts payable	557	484
Accrued expenses and other current liabilities	5,496	1,377
Deferred rent	(538)	(496)
Contract liabilities	2,258	(290)
Net cash used in operating activities	(55,703)	(19,689)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property and equipment	(1,021)	(4,036)
Purchase of available-for-sale debt securities	(150,525)	0
Net cash used in investing activities	(151,546)	(4,036)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from the exercise of stock options	150	663
Proceeds from Business Combination and PIPE financing	256,811	0
Transaction costs related to Business Combination and PIPE financing	(52,372)	0
Proceeds from the issuance of convertible notes	8,045	29,990
Proceeds from bank loans	10,000	2,270
Principal payments on bank loans	(13,333)	(667)
Payments of debt issuance costs	(717)	(238)
Repurchase of stock options	(1,500)	0
Net cash provided by financing activities	207,084	32,018
NET INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(165)	8,293
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Beginning of period	16,498	8,205
CASH, CASH EQUIVALENTS AND RESTRICTED CASH—Ending	16,333	16,498
SUPPLEMENTAL CASH FLOW INFORMATION:
Cash paid for interest	358	197
SUPPLEMENTAL DISCLOSURE OF NONCASH INVESTING AND FINANCING ACTIVITIES:
Purchases of property and equipment included in accounts payable and accrued liabilities	270	13
Conversion of Series A and Series B preferred stock into Class A common stock	62,639	0
Conversion of convertible notes and accrued interest into Class A common stock	39,095	0
Assumption of the private placement warrant liability in connection with Business Combination	268	0
Transaction costs paid in 2020, previously recorded to other non-current assets and reclassified to additional paid-in capital in 2021	289	0
Taxes related to net share settlement of equity awards included in accrued liabilities	$ 835	$ 0